EXPLORATION AND EVALUATION ASSETS (Details) - CAD CAD in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Exploration And Evaluation Assets [Line Items]
Beginning balance	CAD 3,433,245
Ending balance	3,337,965	CAD 3,433,245
Property, plant and equipment	3,337,965	3,433,245
Exploration and evaluation assets [member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Beginning balance	274,830	308,192
Additions	29,856	863
Property acquisitions	2,247	2,644
Changes in asset retirement obligations	(30)	14
Transfers to capital assets	(8,187)	0
Depreciation	(11,727)	(35,238)
Foreign exchange	5,289	(1,645)
Ending balance	292,278	274,830
Property, plant and equipment	274,830	274,830
Exploration and evaluation assets [member] | Gross carrying amount [member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Beginning balance	333,835
Ending balance	354,615	333,835
Property, plant and equipment	354,615	333,835
Exploration and evaluation assets [member] | Accumulated depreciation and amortisation [member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Beginning balance	(59,005)
Ending balance	(62,337)	(59,005)
Property, plant and equipment	CAD (62,337)	CAD (59,005)